Description of Organization and Business Operations (Details)				2 Months Ended	3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 02, 2021 USD ($) $ / shares shares	May 25, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) item $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum | item					1				1
Share price (in dollars per unit) | $ / shares					$ 10.00				$ 10.00
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering | shares					2,250,000				2,250,000
Net proceeds of sale					$ 171,600,000				$ 171,600,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%				20.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete Business Combination					50.00%				50.00%
Minimum net tangible assets upon consummation of Business Combination					$ 5,000,001				$ 5,000,001
Threshold percentage of public shares subject to redemption without Company's prior written consents					20				0.80
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%				100.00%
Redemption period upon closure					24 months				24 months
Maximum allowed dissolution expenses						$ 100,000
Operating bank accounts					$ 207,000				$ 600,000
Working capital					3,200,000				2,000,000.0
Working Capital Loans outstanding			$ 0	$ 0	0		$ 0		0
Proceeds received from initial public offering, gross								$ 171,615,000
Sponsor
Description of Organization and Business Operations
Payments for investment of cash in Trust Account					25,000				25,000
Repayment of promissory note - related party					$ 67,000				$ 67,000
Private Placement Warrants [Member]
Description of Organization and Business Operations
Price of warrant (in dollars per warrant) | $ / shares									$ 11.50
IPO [Member]
Description of Organization and Business Operations
Number of units sold in Initial Public Offering (in shares) | shares		15,000,000
Share price (in dollars per unit) | $ / shares		$ 10.00			$ 10.00				$ 10.00
Gross proceeds from Initial Public Offering		$ 150,000,000.0
Offering costs		8,800,000
Deferred underwriting commissions		5,300,000
Maximum allowed dissolution expenses									$ 100,000
Purchase price, per unit | $ / shares					$ 10.00				$ 10.00
Proceeds received from initial public offering, gross		$ 150,000,000.0
Private Placement | Private Placement Warrants [Member]
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares		4,433,333							4,433,333
Price of warrant (in dollars per warrant) | $ / shares	$ 11.50	$ 1.50							$ 1.50
Proceeds from sale of Private Placement Warrants		$ 6,700,000							$ 6,700,000
Private Placement | Additional Private Placement Warrants
Description of Organization and Business Operations
Price of warrant (in dollars per warrant) | $ / shares	$ 1.50								$ 1.50
Proceeds from sale of Private Placement Warrants	$ 432,000								$ 400,000
Additional units sold of shares | shares	288,200								288,200
Over-Allotment Option [Member]
Description of Organization and Business Operations
Number of units sold in Initial Public Offering (in shares) | shares	2,161,500
Gross proceeds from Initial Public Offering	$ 21,600,000
Offering costs	1,200,000
Period of option to purchase additional units for underwriter		45 days
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering | shares		2,250,000
Deferred underwriting fess	757,000
Proceeds received from initial public offering, gross	$ 21,600,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations
Price of warrant (in dollars per warrant) | $ / shares									$ 10.00
Proceeds from sale of Private Placement Warrants									$ 171,600,000